Other Receivables (Details) - Schedule of other receivables - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of other receivables [Abstract]
Receivable from a guarantee customer		$ 3,187,739
Other receivables	$ 554,224	363,664
Less: allowance for credit losses	(5,650)	(5,650)
Total other receivables	$ 548,574	$ 3,545,753